SHARE BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2024	Dec. 31, 2022	Mar. 31, 2022	Jul. 17, 2015
Statement [Line Items]
Fair value per share				$ 2.06
General and Adminstrative [Member]
Statement [Line Items]
Back pay and share valuatioon amount		$ 2,354,807
R&D [Member]
Statement [Line Items]
Back pay and share valuatioon amount		$ 1,456,581
Dr. Averback [Member]
Statement [Line Items]
Back pay and share valuation		7,500,000
Back pay and share valuatioon amount		$ 3,811,388	$ 3,811,388
Restricted shares granted	3,000,000
Restricted shares granted monthly	250,000
Total rerestricted shares granted					21,000,000
Proceeds from issuance of stock	$ 6,400,000
Fair value per share					$ 1.36
Compensation expense			86,749
Related Party Transactions, Compensation			$ 660,000